Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following Pay Versus Performance information presents the compensation of our NEOs disclosed in the Summary Compensation Table (“SCT”), as well as compensation actually paid (“CAP”) to our NEOs and certain performance measures prepared in accordance with Item 402(v) of SEC Regulations S-K.

As discussed further below, the CAP amounts do not necessarily represent actual compensation earned or realized by our NEOs in a given year. The Compensation Committee did not consider the Pay Versus Performance information in making its compensation decisions for our NEOs. For additional information about our performance-based pay philosophy and how the Compensation Committee aligns executive compensation with our performance, refer to “Named Executive Officer Compensation — Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	TSR ($)(3)	Peer Group TSR ($)(3)	Net Income (in thousands) ($)(4)	Company-Selected Measure: 90-Day Average Stock Price ($)(5)
2022	20,664,936	(66,596,378)	8,578,977	(18,412,649)	203.03	136.90	437,672	376.53
2021	20,254,831	114,053,034	7,227,671	35,989,415	281.12	213.35	242,023	504.76
2020	14,670,153	166,896,795	4,194,878	50,263,845	207.49	151.14	164,375	297.97

(1)

For each of 2022, 2021 and 2020 (each, a “Covered Year”), Mr. Hsing served as our principal executive officer (“PEO”). For each Covered Year, our non-PEO NEOs were Mr. Blegen, Mr. Xiao, Mr. Sciammas and Ms. Tseng.

PEO Total Compensation Amount	$ 20,664,936	$ 20,254,831	$ 14,670,153
PEO Actually Paid Compensation Amount	$ (66,596,378)	114,053,034	166,896,795
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The CAP amounts reflect the following adjustments to the SCT amounts for each Covered Year:

		FY 2022		FY 2021		FY 2020
Reconciliation of SCT amounts to CAP amounts (a)		PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)

Total SCT amounts		20,664,936	8,578,977	20,254,831	7,227,671	14,670,153	4,194,878
-	“Stock Awards” amounts under the SCT	(13,865,090)	(5,061,001)	(13,782,908)	(3,880,508)	(12,395,153)	(3,189,878)
+	Fair value of awards granted in the Covered Year that are outstanding and unvested as of the end of the Covered Year	13,362,890	3,843,543	18,645,892	5,249,657	25,907,039	6,629,115
+	Vesting date fair value of awards granted in the Covered Year and vested in the Covered Year	-	-	-	-	-	-
+/-	Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the end of the Covered Year	(60,534,831)	(19,793,194)	73,338,316	23,214,310	118,265,198	36,946,829
+/-	Year-over-year change in fair value of awards granted in prior years that vested in the Covered Year	(26,224,283)	(7,053,985)	15,596,903	4,178,285	20,449,558	5,682,901
-	Fair value of awards granted in prior years that failed to vest in the Covered Year	-	-	-	-	-	-
+	Value of dividends paid on awards in the Covered Year (b)	-	-	-	-	-	-
+	Excess fair value for award modifications (c)	-	1,073,011	-	-	-	-
Total CAP amounts		(66,596,378)	(18,412,649)	114,053,034	35,989,415	166,896,795	50,263,845

(a)

Our equity awards include PSUs with a purchase price condition, MSUs and MPSUs. The grant date fair value for these awards was determined using a Monte Carlo simulation model. Assumptions used in the grant date valuation are disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022. For equity awards vested during the applicable Covered Year, the fair value was based on the closing stock price plus accumulated dividend equivalents at the vesting date. For outstanding equity awards for which the performance conditions have not been achieved, the year-end fair value was determined using a Monte Carlo simulation model. The increases or decreases in the year-end fair value were mainly driven by changes in our stock price. For outstanding awards for which all the performance conditions have been achieved but additional time-based service conditions are required, the year-end fair value was based on the closing stock price plus accumulated dividend equivalents.

(b)	We do not pay dividend equivalents prior to the vesting date of the underlying equity awards. Dividend equivalents accumulated during the vesting periods are reflected in the fair value of the awards.

(c)

The amount reflects the incremental fair value, if any, related to the October 2022 MSUs determined on the modification date. Refer to “Named Executive Officer Compensation - Compensation Discussion and Analysis” and “Grants of Plan-Based Awards for the Year Ended December 31, 2022” for further discussion.

(3)

For purposes of this tabular disclosure, our peer group represents the PHLX Index, which we also disclose in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2022. For each Covered Year, our TSR and our peer group’s TSR were calculated as the cumulative TSR from December 31, 2019 through the last day of the applicable Covered Year, assuming that $100 was invested on December 31, 2019.

(4)	The amounts represent GAAP net income.

(5)

In our assessment, the Company-Selected Measure is the 90-day average trading price of our Common Stock as of December 31 of each Covered Year, which represents the most important financial performance measure used by us to link CAP to our NEOs for 2022 to our performance. Refer to “Named Executive Officer Compensation — Compensation Discussion and Analysis” for further discussion.

Non-PEO NEO Average Total Compensation Amount	$ 8,578,977	7,227,671	4,194,878
Non-PEO NEO Average Compensation Actually Paid Amount	$ (18,412,649)	35,989,415	50,263,845
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between CAP and Performance Measures

Because our executive compensation program is significantly comprised of performance-based equity awards, the primary determinants of the CAP amounts, as calculated under SEC rules, are our stock price, actual payouts from awards vested during the applicable Covered Year, and the number of unvested awards based on projected and actual performance achievement. As shown in the table above, the CAP amounts include year-end revaluations of equity awards granted in the applicable Covered Year, plus the year-over-year changes in the fair value of vested and outstanding equity awards granted in multiple historical years, all of which are heavily impacted by the performance of our stock price.

Relationship Between CAP and TSR:

The following chart compares the CAP amounts to the cumulative TSR since December 31, 2019, measured as of the last day of each Covered Year.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between CAP and Net Income:

The following chart compares the CAP amounts to our net income for each Covered Year.

Net income is not a direct performance measure in our executive compensation program. However, we use non-GAAP operating income as the performance measure in our short-term cash incentive plan. Net income and non-GAAP operating income metrics measure different levels of our profitability. The CAP amounts do not always correlate to our profitability because our executive compensation program is heavily weighted towards long-term equity awards, which could vary significantly in value with changes to our stock price.

Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship Between CAP and Company-Selected Measure: The following chart compares the CAP amounts to the Company-Selected Measure for each Covered Year.
Tabular List [Table Text Block]

Financial Performance Measures

The following list includes the financial performance measures that, in our assessment, represent the most important financial performance measures used by us to link CAP to our NEOs for 2022 to our performance. These measures are not ranked.

1.	90-day average stock price
2.	TSR relative to the PHLX Index
3.	Non-GAAP operating income
4.	Revenue

Total Shareholder Return Amount	$ 203.03	281.12	207.49
Peer Group Total Shareholder Return Amount	136.90	213.35	151.14
Net Income (Loss)	$ 437,672,000	$ 242,023,000	$ 164,375,000
Company Selected Measure Amount	376.53	504.76	297.97
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	90-day average stock price
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	TSR relative to the PHLX Index
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO “Stock Awards” amounts under the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,865,090)	(13,782,908)	(12,395,153)
NEO “Stock Awards” amounts under the SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,061,001)	(3,880,508)	(3,189,878)
PEO Fair value of awards granted in the Covered Year that are outstanding and unvested as of the end of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	13,362,890	18,645,892	25,907,039
NEO Fair value of awards granted in the Covered Year that are outstanding and unvested as of the end of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,843,543	5,249,657	6,629,115
PEO Vesting date fair value of awards granted in the Covered Year and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Vesting date fair value of awards granted in the Covered Year and vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the end of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(60,534,831)	73,338,316	118,265,198
NEO Year-over-year change in fair value of awards granted in prior years that are outstanding and unvested as of the end of the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,793,194)	23,214,310	36,946,829
PEO Year-over-year change in fair value of awards granted in prior years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(26,224,283)	15,596,903	20,449,558
NEO Year-over-year change in fair value of awards granted in prior years that vested in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,053,985)	4,178,285	5,682,901
PEO Value of dividends paid on awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Value of dividends paid on awards in the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO Excess fair value for award modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
NEO Excess fair value for award modifications [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,073,011	$ 0	$ 0